Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of loss before provision for income taxes
	December 31, 2019	December 31, 2020	December 31, 2021
Domestic(USA)	$(3,030)	$(3,584)	$(98,821)
Foreign	(56,444)	(30,040)	(107,662)
Loss before income tax	$(59,474)	$(33,624)	$(206,483)

Schedule of current and deferred components of the income tax expense
	December 31, 2019	December 31, 2020	December 31, 2021
Current tax expenses:
Domestic	$—	$—	$—
Foreign	189	1	—
Total current tax expense	189	1	—
Deferred tax expense:
Domestic	—	—	—
Foreign	—	—	—
Total current tax expense	—	—	—
Total provision for income taxes	$189	$1	$—

Schedule of deferred tax assets
	December 31, 2020	December 31, 2021
Deferred tax assets:
Net operating loss carry-forwards	$28,484	$38,858
Allowance for doubtful accounts and inventory provision	3,443	4,712
Product warranty	2,903	8,769
Impairment of property, plant and equipment	821	1,210
Deferred income	216	392
Accrued expense	805	239
Others	615	920
Less: valuation allowance	(37,287)	(55,100)
Net deferred tax assets	$—	$—

Schedule of valuation allowance
	December 31, 2019	December 31, 2020	December 31, 2021
Balance at beginning of the period	$19,503	$30,857	$37,287
Additions	11,649	7,402	17,912
Reversal	(295)	(972)	(99)
Balance at end of the period	$30,857	$37,287	$55,100

Schedule of reconciliation between the income tax expense
	December 31, 2019	December 31, 2020	December 31, 2021
Loss before income tax	$(59,474)	$(33,624)	$(206,483)
Tax credit at the U.S. federal corporate income tax rate of 21%	(12,490)	(7,061)	(43,361)
Tax effect of permanent differences – Share-based compensation	—	—	17,408
Tax effect of permanent differences – Others	(2,961)	(2,152)	(1,411)
Tax effect of income tax rate difference in other jurisdictions	4,076	2,511	6,287
Changes in valuation allowance	11,669	6,702	21,077
Others	(105)	1	—
Income tax expense	$189	$1	$—